Organization and Line of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Item	Dec. 31, 2011 Item
Product Information [Line Items]
Number of product families through which operations are conducted	2	2
Number of pending patent applications in the U.S. and abroad	7	8
Number of registered marks	47	45
Number of pending trademark applications in the U.S. and abroad	12	21
Number of allowed marks	4
U.S.
Product Information [Line Items]
Number of registered patents	5	6
Mexican
Product Information [Line Items]
Number of registered patents	1	1
Cereplast Sustainables resins
Product Information [Line Items]
Maximum replacement of petroleum-based content of traditional plastics with materials from renewable resources (as a percent)	90.00%	90.00%
Number of commercial grades offered	4	6
Cereplast Compostables resins
Product Information [Line Items]
Number of commercial grades offered	17	13
Cereplast Hybrid resins
Product Information [Line Items]
Number of commercial grades offered	8	4
Maximum replacement of petroleum content in conventional plastics with bio-based materials (as a percent)	55.00%	55.00%